Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 30, 2024	Apr. 01, 2023	Apr. 02, 2022	Apr. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE TABLE

The following table provides information regarding compensation actually paid to our Principle Executive Officer (“PEO”) and non-PEO NEOs during the last four fiscal years, as well as total shareholder return, net income and revenue.

	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (1) (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($) (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($) (3) (4)	Value of Initial Fixed $100 Investment Based on:		Net Income (in thousands) ($)	Company Selected Measure—Revenue (in thousands) ($) (6)
Year					Cumulative Total Shareholder Return ($)	Cumulative Peer Group Shareholder Return ($) (5)

2024	5,672,498	4,968,664	1,756,948	1,609,135	542.16	416.21	146,696	2,024,823

2023	8,077,646	11,308,701	2,807,914	3,727,096	479.78	273.42	401,802	2,606,560

2022	5,765,742	9,156,467	2,160,329	3,003,453	350.00	217.54	248,044	2,207,229

2021	2,635,562	7,280,148	1,104,635	2,446,060	288.65	269.19	84,899	1,420,881

Year	Summary Compensation Table Total for PEO ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Compensation Actually Paid to PEO ($)

2024	5,672,498	(4,908,968)	4,908,968	96,634	(800,468)	4,968,664

2023	8,077,646	(5,822,066)	6,585,723	746,685	1,720,714	11,308,701

2022	5,765,742	(3,660,296)	2,908,784	2,538,546	1,603,691	9,156,467

2021	2,635,562	(1,247,012)	2,278,688	916,685	2,696,225	7,280,148

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Average Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,756,948	(1,328,377)	1,328,377	62,140	(209,953)	1,609,135

2023	2,807,914	(1,618,567)	1,830,868	161,192	545,689	3,727,096

2022	2,160,329	(1,125,595)	936,428	647,903	384,389	3,003,453

2021	1,104,635	(383,918)	701,542	276,522	747,279	2,446,060

(1)
For the four years presented, Mark Yost, President and CEO served as the Company’s PEO. The amounts shown in the “Summary Compensation Table Total for PEO” column reflect the amounts of total compensation reported for Mr. Yost for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)
Adjustments to the Summary Compensation Table Total to arrive at Compensation Actually Paid (“CAP”) for our PEO are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures. The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

(3)
Non-PEO NEOs were: Laurie Hough, Tim Larson, Joseph Kimmel, and Wade Lyall in fiscal 2024 and 2023; Laurie Hough, Tim Larson, Joseph Kimmel, Wade Lyall, and Robert Spence in fiscal 2022; and Laurie Hough, Joseph Kimmel, Wade Lyall, and Robert Spence in fiscal 2021.

(4)
Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures.

(5)
The peer group consists of Beazer Homes USA, Cavco Industries, Century Communities, LGI Homes, MDC Holdings, M/I Homes, Meritage Homes, Quanex Building Products Corp, and Tri Pointe Group, which is the same peer group we use in our fiscal 2024 Annual Report on Form 10-K. The peer group TSR calculation is weighted by market capitalization at the beginning of the applicable period. The comparison assumes $100 was invested for the period starting March 28, 2020, through the end of the listed fiscal year. The below graph illustrates the relationship between our Cumulative TSR and peer group TSR, and the relationship between our CAP and the cumulative TSR for the Company and our peer group:

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	Non-PEO NEOs were: Laurie Hough, Tim Larson, Joseph Kimmel, and Wade Lyall in fiscal 2024 and 2023; Laurie Hough, Tim Larson, Joseph Kimmel, Wade Lyall, and Robert Spence in fiscal 2022; and Laurie Hough, Joseph Kimmel, Wade Lyall, and Robert Spence in fiscal 2021.
Peer Group Issuers, Footnote	The peer group consists of Beazer Homes USA, Cavco Industries, Century Communities, LGI Homes, MDC Holdings, M/I Homes, Meritage Homes, Quanex Building Products Corp, and Tri Pointe Group, which is the same peer group we use in our fiscal 2024 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 5,672,498	$ 8,077,646	$ 5,765,742	$ 2,635,562
PEO Actually Paid Compensation Amount	$ 4,968,664	11,308,701	9,156,467	7,280,148
Adjustment To PEO Compensation, Footnote
(2)
Adjustments to the Summary Compensation Table Total to arrive at Compensation Actually Paid (“CAP”) for our PEO are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures. The assumptions used for determining the fair values shown in this table are materially consistent with those used to determine the fair values disclosed as of the grant date of such awards.

Year	Summary Compensation Table Total for PEO ($)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Compensation Actually Paid to PEO ($)

2024	5,672,498	(4,908,968)	4,908,968	96,634	(800,468)	4,968,664

2023	8,077,646	(5,822,066)	6,585,723	746,685	1,720,714	11,308,701

2022	5,765,742	(3,660,296)	2,908,784	2,538,546	1,603,691	9,156,467

2021	2,635,562	(1,247,012)	2,278,688	916,685	2,696,225	7,280,148

Non-PEO NEO Average Total Compensation Amount	$ 1,756,948	2,807,914	2,160,329	1,104,635
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,609,135	3,727,096	3,003,453	2,446,060
Adjustment to Non-PEO NEO Compensation Footnote

(4)
Adjustments to the Summary Compensation Table Total to arrive at CAP for non-PEO NEOs are shown below. No adjustments were necessary for defined benefit and pension plans, dividends, equity awards granted and vested during the same fiscal year, or forfeitures.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Less: Grant Date Fair Value of Equity Awards Granted in Fiscal Year ($)	Plus: Average Fair Value of Unvested Equity at Fiscal Year-End (Current Year Awards) ($)	Plus: Increase/(Decrease) in Fair Value of Equity Vested During Fiscal Year ($)	Plus: Increase/(Decrease) in Fair Value of Unvested Equity at Fiscal Year-End (Prior Year Awards) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	1,756,948	(1,328,377)	1,328,377	62,140	(209,953)	1,609,135

2023	2,807,914	(1,618,567)	1,830,868	161,192	545,689	3,727,096

2022	2,160,329	(1,125,595)	936,428	647,903	384,389	3,003,453

2021	1,104,635	(383,918)	701,542	276,522	747,279	2,446,060

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
We structure our executive compensation program to award compensation that depends on, and rewards executives on the basis of individual and Company short and long-term performance and thereby fosters a pay-for-performance culture. The Compensation Committee selects the metrics used for both our short-term and long-term incentive awards because it believes they effectively drive financial and operational performance and incentivize our executives to pursue actions that create sustainable shareholder value. The financial performance measures used by the Company for fiscal 2024 to align the compensation actually paid to the Company’s NEOs to Company performance are:

Financial Performance Measures

Revenue

Earnings per Share

Relative Total Shareholder Return

Single Family Home Completion Market Share

Total Shareholder Return Amount	$ 542.16	479.78	350	288.65
Peer Group Total Shareholder Return Amount	416.21	273.42	217.54	269.19
Net Income (Loss)	$ 146,696,000	$ 401,802,000	$ 248,044,000	$ 84,899,000
Company Selected Measure Amount	2,024,823,000	2,606,560,000	2,207,229,000	1,420,881,000
PEO Name	Mark Yost
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Single Family Home Completion Market Share
PEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,908,968)	$ (5,822,066)	$ (3,660,296)	$ (1,247,012)
PEO | Fair Value of Unvested Equity at Fiscal YearEnd (Current Year Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,908,968	6,585,723	2,908,784	2,278,688
PEO | Increase (Decrease) in Fair Value of Equity Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,634	746,685	2,538,546	916,685
PEO | Increase (Decrease) in Fair Value of Unvested Equity at Fiscal YearEnd (Prior Year Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,468)	1,720,714	1,603,691	2,696,225
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,328,377)	(1,618,567)	(1,125,595)	(383,918)
Non-PEO NEO | Fair Value of Unvested Equity at Fiscal YearEnd (Current Year Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,328,377	1,830,868	936,428	701,542
Non-PEO NEO | Increase (Decrease) in Fair Value of Equity Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	62,140	161,192	647,903	276,522
Non-PEO NEO | Increase (Decrease) in Fair Value of Unvested Equity at Fiscal YearEnd (Prior Year Awards) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (209,953)	$ 545,689	$ 384,389	$ 747,279